Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	December 31,
	2012	2013

Office building	$44,515	$50,201
Construction in progress	36,530	48,251
Plant and machinery	10,766	8,671
Software	8,258	8,408
Leasehold improvements	6,837	7,036
Furniture, fixtures and equipment	4,569	4,663
Motor vehicles	683	703

	$112,158	$127,933
Less: accumulated depreciation	(31,544)	(33,621)
Impairment of long-lived assets	—	(30)

Property, plant and equipment, net	$80,614	$94,282